Segment information (Details Textual) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Equity Method Investment, Ownership Percentage	50.00%
Other [Member]
Long-term Line of Credit	$ 85
GDF Suez Neptune and the GDF Suez Cape Ann [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%